BLACKROCK FUNDSSM

BlackRock Sustainable Advantage Global Equity Fund

(the “Fund”)

Supplement dated March 5, 2025 to the Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund, each dated August 28, 2024, as supplemented to date

On February 20, 2025, the Board of Trustees of BlackRock FundsSM approved a change in the name of the Fund to “BlackRock Sustainable Aware Advantage Global Equity Fund” and certain changes to the Fund’s investment objective, investment strategy and investment process in order to satisfy new requirements pursuant to the recent amendments to Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”). These changes are expected to become effective on or about August 28, 2025.

Accordingly, effective on or about August 28, 2025, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:

BlackRock Sustainable Advantage Global Equity Fund is renamed BlackRock Sustainable Aware Advantage Global Equity Fund.

The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Advantage Global Equity Fund — Investment Objective” and “Fund Overview — Key Facts About BlackRock Sustainable Advantage Global Equity Fund — Investment Objective” are deleted in their entirety and replaced with the following:

The investment objective of BlackRock Sustainable Aware Advantage Global Equity Fund (the “Fund”, formerly known as BlackRock Sustainable Advantage Global Equity Fund), a series of BlackRock FundsSM (the “Trust”), is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.

The sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Sustainable Advantage Global Equity Fund — Principal Investment Strategies of the Fund” and “Fund Overview — Key Facts About BlackRock Sustainable Advantage Global Equity Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain (i) an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI All Country World Index (the “Benchmark”) and (ii) an aggregate carbon emissions assessment at a portfolio level that is at least 20% lower than that of the Benchmark. BlackRock makes such assessments by utilizing Fund management’s proprietary framework as well as certain third-party data, and such assessments are determined at the time of investment. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described below.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the Benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2024, the issuers in the Benchmark have a market capitalization ranging from $113.4 million to $3.3 trillion.

To determine the Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock. Such screening criteria principally includes: (i) issuers that derive more than zero percent of revenue from the production of controversial weapons; (ii) issuers that derive more than zero percent of revenue from the production of civilian firearms; (iii) issuers that derive more than zero percent of revenue from the production of tobacco related products; (iv) issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources; (v) issuers that derive more than five percent of revenue from thermal coal mining; and (vi) issuers that derive more than five percent of revenue from oil sands extraction. The Fund relies on one or more third party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available.

The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, or unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issue with exposures that are inconsistent with the ESG-related criteria used by Fund management.

The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.

BlackRock then constructs and rebalances the portfolio’s weightings by incorporating its investment insights into the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics, which are utilized in BlackRock’s ESG assessment versus the Benchmark, include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. With respect to economic transition, BlackRock researches and develops investment insights that target carbon transition readiness and climate opportunities. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no fewer than three different countries). The Fund’s investments in foreign securities may include those in emerging markets.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non U.S. issuers that can be U.S. dollar based or non U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The Fund may engage in active and frequent trading of its investments.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — Investment Objective” is deleted in its entirety and replaced with the following:

The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.

If the Trust’s Board of Trustees (the “Board”) determines that the investment objective of the Fund should be changed, shareholders will be given at least 30 days’ notice before any such change is made. However, such change can be effected without shareholder approval.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — Investment Process” is deleted in its entirety and replaced with the following:

To determine the Fund’s investable universe, Fund management first seeks to screen out certain issuers based on ESG criteria determined by BlackRock Advisors, LLC (“BlackRock”).

Such screening criteria principally includes:

(i)	issuers that derive more than zero percent of revenue from the production of controversial weapons;
(ii)	issuers that derive more than zero percent of revenue from the production of civilian firearms;
(iii)	issuers that derive more than zero percent of revenue from the production of tobacco related products;
(iv)

issuers that derive more than five percent of revenue from thermal coal generation, unless such issuers either (a) have made certain commitments to reduce climate impact or (b) derive at least fifty percent of revenue from alternative energy sources;

(v)	issuers that derive more than five percent of revenue from thermal coal mining; and
(vi)	issuers that derive more than five percent of revenue from oil sands extraction.

The Fund relies on one or more third party ratings agencies to identify issuers for purposes of the above screening criteria. Third-party rating agencies may base the above screening criteria on an estimate when revenue for a covered business activity is not disclosed by the issuer or publicly available. The Fund’s screening criteria is measured at the time of investment and is dependent upon information and data that may be incomplete, inaccurate, or unavailable or estimated. Where the Fund’s criteria looks solely to third-party ratings or data, issuers are only screened to the extent such ratings or data have been assigned or made available by the third parties. This screening criteria is subject to change over time at BlackRock’s discretion. In addition, the Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issue with exposures that are inconsistent with the ESG-related criteria used by Fund management.

The Fund seeks to pursue its investment objective by investing in equity securities in a disciplined manner, by using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular equities while seeking to control incremental risk. The investment process is driven with systematic and quantitative implementation based on an issuer’s expected returns, which include measurable ESG characteristics, risk and transaction costs, as determined by BlackRock’s proprietary research.

BlackRock then constructs and rebalances the portfolio’s weightings by incorporating its investment insights into the model-based optimization process. Certain of the investment insights relate to ESG characteristics in BlackRock-defined categories, including, but not limited to, (i) superior growth characteristics of issuers, (ii) risk mitigation characteristics of issuers, (iii) themes related to social matters and (iv) economic transition, which includes, but is not limited to, environmental considerations. Examples of such ESG characteristics, which are utilized in BlackRock’s ESG assessment versus the Benchmark, include management quality, governance, controversies at issuers, public health analytics and an issuer’s innovation-oriented research and development. With respect to economic transition, BlackRock researches and develops investment insights that target carbon transition readiness and climate opportunities. The ESG characteristics utilized in the portfolio construction process may change over time and one or more characteristics may not be relevant to all issuers that are eligible for investment.

BlackRock’s ESG research does not attempt to capture all possible ESG characteristics, rather those that in BlackRock’s opinion, can be measured and have an associated investment thesis. Fund management may consider both positive and negative ESG characteristics of an issuer when developing such investment theses. BlackRock determines which ESG characteristics to include in the model and what changes are made in the model over time. ESG related characteristics are not the sole considerations in the portfolio construction process and BlackRock’s evaluation of ESG characteristics may change over time.

The Fund does not have a stated minimum holding period for investments and may buy or sell securities whenever Fund management sees an appropriate opportunity.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund pursues an ESG uplift strategy by seeking to maintain (i) an aggregate ESG assessment at a portfolio level that is at least 10% better than that of the MSCI All Country World Index (the “Benchmark”) and (ii) an aggregate carbon emissions assessment at a portfolio level that is at least 20% lower than that of the Benchmark. BlackRock makes such assessments by utilizing Fund management’s proprietary framework as well as certain third-party data, and such assessments are determined at the time of investment. In addition, the Fund utilizes exclusionary screens based on certain ESG criteria, which are described above.

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the Benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. The Benchmark is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. As of July 31, 2024, the issuers in the Benchmark have a market capitalization ranging from $113.4 million to $3.3 trillion.

Under normal circumstances, the Fund anticipates it will allocate a substantial amount (approximately 40% or more — unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30%) of its total assets in foreign securities, which may include securities (i) of foreign government issuers, (ii) of issuers organized or located outside the United States, (iii) of issuers which primarily trade in a market located outside the United States, or (iv) of issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the

United States. The Fund will allocate its assets among various regions and countries, including the United States (but in no fewer than three different countries). The Fund’s investments in foreign securities may include those in emerging markets.

Equity securities in which the Fund invests include common stock and preferred stock. The Fund may also purchase convertible securities. From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund will invest in securities of non U.S. issuers that can be U.S. dollar based or non U.S. dollar based on a hedged or unhedged basis. The Fund may enter into currency transactions on a hedged or unhedged basis in order to seek total return.

The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Benchmark. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.

The Fund may engage in active and frequent trading of its investments.

Shareholders should retain this Supplement for future reference.

PR2SAI-SAGE-0325SUP

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